MassMutual Select Indexed Equity Fund
MassMutual Select Indexed Equity Fund
INVESTMENT OBJECTIVE
The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Indexed Equity Fund	Class Z	Class I	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Indexed Equity Fund		Class Z		Class I		Class S		Class Y		Class L		Class A		Class N
Management Fees		0.10%		0.10%		0.10%		0.10%		0.10%		0.10%		0.10%
Distribution and Service (Rule 12b-1) Fees		none		none		none		none		none		0.25%		0.50%
Other Expenses		0.08%	[1]	0.16%	[2]	0.37%	[2]	0.40%	[2]	0.55%	[2]	0.55%	[2]	0.60%	[2]
Total Annual Fund Operating Expenses		0.18%		0.26%		0.47%		0.50%		0.65%		0.90%		1.20%
Fee Waiver		(0.10%)		(0.05%)		(0.05%)		(0.05%)		(0.25%)		(0.25%)		(0.25%)
Total Annual Fund Operating Expenses after Fee Waiver	[3]	0.08%		0.21%		0.42%		0.45%		0.40%		0.65%		0.95%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Other Expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[3]	The expenses in the above table reflect a written agreement by MassMutual to (i) waive .05% of the management fees of the Fund and (ii) waive .05% of the administrative and shareholder services fee for Class Z of the Fund and .20% of the administrative and shareholder services fee for Class L, Class A, and Class N of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Indexed Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	8	48	91	220
Class I	22	79	141	326
Class S	43	146	258	587
Class Y	46	155	275	623
Class L	41	183	337	787
Class A	638	822	1,022	1,597
Class N	197	356	636	1,432

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Indexed Equity Fund Class N	97	356	636	1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included within the S&P 500® Index[1] (“Index”). The Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. As of January 31, 2012, the market capitalization range of companies included in the Index was $1.47 billion to $425.54 billion.

The Fund typically attempts to hold each of the stocks included in the Index in approximately the same weightings as in the Index. The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), uses a process known as “optimization,” a statistical sampling technique, to invest in a statistically selected sample of the securities found in the Index instead of buying every stock in the Index. In doing so, NTI attempts to maximize the Fund’s liquidity and returns while minimizing its costs. The Fund may also invest in index futures in order to help the Fund’s returns approach the returns of a fully invested portfolio while enabling the Fund to keep cash on hand for liquidity purposes. Use of derivatives by the Fund may create investment leverage. The Fund may invest in illiquid securities. Because the Fund, unlike the Index, is subject to fees and transaction expenses, the Fund’s returns are likely to be less than those of the Index. In addition, NTI’s use of optimization techniques may result in variance between the Fund’s performance and the Index’s returns. NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the S&P 500 Index within a 0.95 correlation coefficient.

(1) “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500,” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, and the Fund’s cash positions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on December 7, 2011 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09,	15.92%	Lowest Quarter:	4Q ’08,	- 22.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Indexed Equity Fund	One Year	Five Years	Ten Years
Class S Return Before Taxes	1.69%	(0.66%)	2.49%
Class S Return After Taxes on Distributions	1.43%	(0.93%)	2.23%
Class S Return After Taxes on Distributions and Sale of Fund Shares	1.41%	(0.59%)	2.09%
Class I Return Before Taxes	1.84%	(0.45%)	2.72%
Class Y Return Before Taxes	1.55%	(0.70%)	2.45%
Class L Return Before Taxes	1.66%	(0.63%)	2.45%
Class A Return Before Taxes	(4.42%)	(2.06%)	1.58%
Class N Return Before Taxes	0.13%	(1.18%)	1.89%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%